June 4, 2010
Michelle Y. Mesack
D 202.778.9405 F 202.778.9100 michelle.mesack@klgates.com
VIA EDGAR

Ms. Valerie Lithotomos Division of Investment Management Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (File Nos. 333-162441; 811-22338)
- Legg Mason BW Diversified Large Cap Value Fund (Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS)

Post-Effective Amendment No. 7 under Rule 485(a) under the Securities Act of 1933

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Trust (the “Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder (“Rule 485(a)”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (“PEA 7”) on behalf of its series named above (the “Fund”).  PEA 7 includes the prospectus (the “Prospectus”) and the statement of additional information (the “SAI”) relating to the Registrant's issuance of shares of the above-named classes of the Fund.  This transmission includes a conformed signature page for the Registrant and a majority of the Trustees (signed by power of attorney), the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add one new series to the Registrant, the Fund, which will have seven classes of shares – Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS.  This filing is not intended to affect the prospectus or statement of additional information of any Class of any of the previously registered series of the Registrant.

The form of the Prospectus, the sections of the Prospectus titled “Purchase and sale of fund shares”, “Tax information”, “Payments to broker/dealers and other financial intermediaries”, “Portfolio holdings”, “Choosing a class of shares to buy”, “Comparing the fund's classes”, “Sales charges,” “More about contingent deferred sales charges”, “Retirement and institutional investors - eligible investors”, “Buying shares”, “Exchanging shares”, “Redeeming shares”, “Other things to know about transactions”, “Dividends, distributions and taxes” and “Share price”, the form of the SAI and the disclosure contained in the sections of the SAI entitled “Additional Purchase and Redemption Information”, “Valuation of Fund Shares”, “Tax-Deferred Qualified Plans - Class A and Class C Shares”, “Portfolio Transactions and Brokerage”, “The Fund’s Distributor”, “The Fund’s Custodian and Transfer and Dividend-Disbursing Agent”, “The Fund’s Legal Counsel” and “The Fund’s Independent Registered Public Accounting Firm” are substantially the same as parallel disclosure in the prospectus and statement of additional information for Legg Mason Batterymarch International Equity Trust, a series of Legg Mason Global Trust, Inc., contained in Legg Mason Global Trust, Inc.’s currently effective registration statement reviewed by the staff in the following filing:

Post-Effective Amendment No. 41 to the Legg Mason Global Trust, Inc.’s (33-56672; 811-7418) registration statement on Form N-1A filed pursuant to the 1933 Act and Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS of Legg Mason Batterymarch International Equity Trust (Accession No. 0000898432-10-000252) (March 1, 2010).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 7.  Pursuant to Rule 485(a)(2) under the 1933 Act, the Registrant elects to have PEA 7 become effective on August 20, 2010.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing no later than August 2, 2010.  This will assist the Registrant in keeping to its expected commencement of operations date for the Fund and prospectus printing schedule.

Please contact me at (202) 778-9405, Ndenisarya Bregasi at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

/s/ Michelle Y. Mesack
Michelle Y. Mesack